Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
5.
Cash and cash equivalents

The breakdown of cash and cash equivalents is as follows:

	December 31, 2024	December 31, 2023
Cash and cash bank deposits	13,750	24,962
Time deposits, investment funds and others	4,923	3,073
Total	18,673	28,035

As at December 31, 2024, 17% of the cash and cash equivalents are in the Cayman Islands (December 31, 2023 - 3%), 53% are in Brazil (December 31, 2023 - 72%), and 30% are distributed among the other subsidiaries of the Group (December 31, 2023 - 25%).